Shareholders' equity (Details) - Schedule of options outstanding	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Number outstanding	2,611,691
Options Exercisable, Number Exercisable	2,608,357
Exercise Price 13.52 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 13.52
Options Outstanding, Number outstanding	100,000
Options Outstanding, Remaining contractual life	3 months
Options Exercisable, Number Exercisable	100,000
Exercise Price 9.00 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 9.00
Options Outstanding, Number outstanding	425,000
Options Outstanding, Remaining contractual life	4 months
Options Exercisable, Number Exercisable	425,000
Exercise Price 17.16 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 17.16
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	5 months
Options Exercisable, Number Exercisable	50,000
Exercise Price 17.14 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 17.14
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	5 months
Options Exercisable, Number Exercisable	50,000
Exercise Price 10.45 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 10.45
Options Outstanding, Number outstanding	755,833
Options Outstanding, Remaining contractual life	1 year
Options Exercisable, Number Exercisable	755,833
Exercise Price 13.14 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 13.14
Options Outstanding, Number outstanding	560,002
Options Outstanding, Remaining contractual life	2 years
Options Exercisable, Number Exercisable	560,002
Exercise Price 16.94 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 16.94
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	2 years 10 months
Options Exercisable, Number Exercisable	50,000
Exercise Price 15.46 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 15.46
Options Outstanding, Number outstanding	568,000
Options Outstanding, Remaining contractual life	3 years
Options Exercisable, Number Exercisable	564,666
Exercise Price 17.72 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 17.72
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	3 years 6 months
Options Exercisable, Number Exercisable	50,000
Exercise Price 6.30 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 6.30
Options Outstanding, Number outstanding	2,856
Options Outstanding, Remaining contractual life	2 months
Options Exercisable, Number Exercisable	2,856